Licensed Copyrights, Net - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Amortization expense	¥ 6,137.6	$ 877.7	¥ 7,488.6	¥ 7,087.8